Eaton Vance
Municipal Opportunities Fund
April 30, 2025
Portfolio of Investments (Unaudited)

Tax-Exempt Mortgage-Backed Securities — 0.1%
Security	Principal Amount (000's omitted)	Value
Housing — 0.1%
FRETE 2017-ML01 Trust, (Freddie Mac guaranteed), 4.95%, (30-day SOFR Average + 0.50%), 1/25/33(1)(2)	$440	$ 439,646
Total Tax-Exempt Mortgage-Backed Securities (identified cost $439,755)		$ 439,646

Tax-Exempt Municipal Obligations — 93.2%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.5%
Oklahoma Water Resources Board, (State Loan Program), 4.00%, 10/1/44	$3,145	$ 2,935,063
Virginia Resources Authority, (Pooled Financing Program), 5.25%, 11/1/47	620	653,214
		$ 3,588,277
Education — 6.4%
Adams County General Authority, PA, (Gettysburg College):
5.00%, 8/15/45	$95	$ 95,007
5.00%, 8/15/50	155	153,656
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 4.50%, 6/15/28(1)	345	339,233
Clemson University, SC:
5.00%, 5/1/43	195	208,092
5.00%, 5/1/50	475	499,036
Connecticut Health and Educational Facilities Authority, (Wesleyan University), 3.32%, 7/1/40(3)	1,000	1,000,000
Florence County, SC, (Savannah Grove Infrastructure), 5.25%, 12/1/53	2,300	2,354,253
Kansas Development Finance Authority, (Kansas State University), 3.00%, 4/1/38	2,315	1,978,460
Kent State University, OH, 5.00%, 5/1/37	3,000	3,280,616
Maryland Health and Higher Educational Facilities Authority, (Loyola University Maryland):
4.25%, 10/1/44	365	343,060
5.00%, 10/1/43	830	853,405
Massachusetts Development Finance Agency, (Worcester Polytechnic Institute), 5.00%, 9/1/59	3,095	3,095,124
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, TN, (Belmont University), 4.00%, 5/1/51	1,960	1,655,380
Security	Principal Amount (000's omitted)	Value
Education (continued)
Michigan Finance Authority, (Cesar Chavez Academy), 5.00%, 2/1/33	$830	$ 838,806
Pinellas County Educational Facilities Authority, FL, (Pinellas Academy of Math and Science):
4.125%, 12/15/28(1)	310	307,339
5.00%, 12/15/38(1)	2,690	2,669,151
Public Finance Authority, WI, (North Carolina Leadership Academy):
5.00%, 6/15/39(1)	140	134,768
5.00%, 6/15/49(1)	260	239,480
Public Finance Authority, WI, (Roseman University of Health Sciences):
5.00%, 4/1/40(1)	795	775,296
5.00%, 4/1/50(1)	1,060	976,645
Public Finance Authority, WI, (Triad Math and Science Academy Co.), 5.25%, 6/15/45	1,150	1,135,060
Sierra Vista Industrial Development Authority, AZ, (American Leadership Academy), 5.00%, 6/15/44(1)	1,500	1,440,102
Southcentral Pennsylvania General Authority, (York College of Pennsylvania), 5.25%, 5/1/55	80	79,912
Texas Tech University System, 4.00%, 2/15/43	3,850	3,688,611
University of Alabama:
3.00%, 6/1/38	1,280	1,070,557
4.00%, 7/1/43	2,885	2,713,763
4.00%, 7/1/54	90	78,667
University of California:
5.00%, 5/15/38	1,955	2,167,017
5.00%, 5/15/40	3,750	4,102,834
University of Delaware, (SPA: TD Bank, N.A.), 2.50%, 11/1/37(4)	3,200	3,200,000
University of Texas System, 4.00%, 7/1/41	230	223,720
Washington Housing Finance Commission, (Evergreen School), 4.50%, 7/1/55	2,755	2,494,909
		$ 44,191,959
Electric Utilities — 1.5%
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.25%, 5/15/36	$1,000	$ 1,088,786
Mesa, AZ, Utility Systems Revenue, 4.00%, 7/1/37	1,185	1,115,844
Missouri Joint Municipal Electric Utility Commission, (MoPEP Facilities), Green Bonds, 5.25%, 12/1/39	1,000	1,077,563
South Carolina Public Service Authority:
5.00%, 12/1/39	1,500	1,571,203
5.00%, 12/1/41	1,000	1,032,725
5.25%, 12/1/33	2,000	2,207,917
5.25%, 12/1/34	1,940	2,131,070
		$ 10,225,108

Eaton Vance
Municipal Opportunities Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded — 0.1%
Illinois Finance Authority, (Plymouth Place, Inc.), Escrowed to Maturity, 5.00%, 5/15/25	$355	$ 355,181
Public Finance Authority, WI, (Roseman University of Health Sciences), Prerefunded to 4/1/30, 5.00%, 4/1/50(1)	50	53,774
		$ 408,955
General Obligations — 19.5%
ABC Unified School District, CA, (Election of 2018), 4.00%, 8/1/47	$4,830	$ 4,569,009
Anne Arundel County, MD, 5.00%, 10/1/46	1,690	1,725,607
Baldwin County, AL:
5.00%, 4/1/43	600	634,825
5.00%, 4/1/44	1,000	1,052,927
Bar Harbor, ME, 5.00%, 9/1/49	2,000	2,107,057
Berkeley Unified School District, CA, (Election of 2020), 5.00%, 8/1/44	2,710	2,879,781
Beverly Hills Unified School District, CA, (Election of 2018):
3.25%, 8/1/42	2,220	1,936,598
3.25%, 8/1/44	3,840	3,246,463
Bristol, VA, 5.00%, 9/1/27	1,915	1,924,623
California:
5.00%, 4/1/42	6,340	6,448,775
5.00%, 11/1/42	5,000	5,319,921
Cecil County, MD, 4.50%, 8/1/53	2,790	2,712,625
Charles County, MD, 4.25%, 10/1/47	355	344,381
Charter Township of White Lake, MI:
5.00%, 3/1/42	1,985	2,094,713
5.00%, 3/1/45	700	725,509
Cheshire, CT, 4.00%, 7/15/42	740	725,677
Chicago Board of Education, IL:
4.00%, 12/1/35	2,000	1,913,348
5.25%, 12/1/35	2,750	2,749,390
5.25%, 12/1/39	5,365	5,172,555
5.50%, 12/1/37	5,000	5,215,269
Connecticut, 4.00%, 6/15/34	5,000	5,006,821
Darien, CT, 4.00%, 4/15/39	1,515	1,533,059
DuPage County School District No. 58, IL, 5.50%, 12/15/43	2,765	3,009,973
East Longmeadow, MA, 3.00%, 11/1/42	1,365	1,098,807
Falls Church, VA, 3.00%, 7/15/42	1,445	1,161,521
Flagstaff Unified School District No. 1, AZ, 4.00%, 7/1/44	365	352,463
Francis Howell R-III School District, MO, 2.00%, 3/1/40	2,410	1,653,816
Frederick County, MD, 4.00%, 4/1/55	170	155,126
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Fullerton Joint Union High School District, CA, (Election of 2024), 4.00%, 8/1/54	$4,965	$ 4,611,267
Geary County Unified School District No. 475, KS, 3.00%, 9/1/41	300	236,929
Grand Prairie Independent School District, TX, (PSF Guaranteed):
4.00%, 2/15/31	1,715	1,715,232
4.00%, 2/15/35	2,000	1,958,757
Grayson County Junior College District, TX, 4.00%, 2/15/49	1,890	1,712,951
Grosse Pointe Farms, MI:
4.00%, 10/1/41(5)	545	530,542
4.00%, 10/1/42(5)	590	567,566
Guilford County, NC, 4.00%, 3/1/45	2,000	1,921,482
Hermiston School District No. 8R, OR, 0.00%, 6/15/43	2,565	1,027,571
Illinois:
4.00%, 7/1/37	2,000	1,880,373
5.50%, 5/1/39	1,980	2,077,387
5.75%, 5/1/45	1,780	1,858,255
Kenosha County, WI:
1.50%, 9/1/29	445	398,961
1.50%, 9/1/30	360	310,915
Kentfield School District, CA, (Election of 2024), 4.00%, 8/1/48	1,530	1,446,789
Los Angeles Unified School District, CA, Green Bonds, 5.00%, 7/1/43	895	960,038
Lynchburg, VA, 2.375%, 8/1/40	1,245	914,202
Mabank Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/49	2,655	2,415,764
Mandan Public School District No. 1, ND, 3.00%, 8/1/33	1,225	1,127,928
Manteca Unified School District, CA, (Election of 2020), 5.25%, 8/1/44(5)	1,775	1,936,455
Maryland, 3.00%, 8/1/31	155	148,800
Menlo Park City School District, CA, (Election of 2024), 4.00%, 7/1/53	2,480	2,313,957
Metro, OR, 4.00%, 6/1/43	2,005	1,962,730
New York, 5.00%, 3/15/39	5,000	5,618,203
New York, NY, 5.00%, 8/1/32	2,725	3,018,038
Oregon, 5.00%, 5/15/50(5)	2,000	2,031,766
Oregon City School District No. 62, OR:
5.00%, 6/15/43	1,600	1,702,963
5.00%, 6/15/44	1,875	1,984,989
Pasadena Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/48	1,500	1,558,967
Pioneer School District No. 402, WA:
5.00%, 12/1/38	1,585	1,699,624
5.00%, 12/1/39	1,535	1,634,886

Eaton Vance
Municipal Opportunities Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Portage Community School District, WI:
4.00%, 3/1/44	$1,250	$ 1,159,128
5.00%, 3/1/41	500	524,939
Puerto Rico, 0.00%, 7/1/33	489	328,390
Riverside Community College District, CA, (Election of 2024), 4.00%, 8/1/44	780	753,575
San Luis Coastal Unified School District, CA, (Election of 2022), 4.00%, 8/1/53	1,500	1,394,834
Sarpy County School District 0037, NE, 5.00%, 12/15/27	1,500	1,512,295
Spring Lake Public Schools, MI:
5.00%, 5/1/39(5)	500	530,364
5.00%, 5/1/45(5)	1,000	1,021,582
Thrall Independent School District, TX, (PSF Guaranteed), 5.25%, 2/15/54	3,250	3,416,673
Warren County School District No. R-III, MO, 5.00%, 3/1/42(5)	1,000	1,020,326
West Hartford, CT, 4.25%, 1/15/45(5)	750	750,827
West Sonoma County Union High School District, CA, (Election of 2018), 5.00%, 8/1/50	1,500	1,587,138
Williston Basin School District #007, ND, 4.125%, 8/1/43	25	23,524
		$134,778,521
Hospital — 9.2%
Calhoun County Hospital Finance Authority, MI, (Oaklawn Hospital), 5.00%, 2/15/32	$2,110	$ 2,120,691
Connecticut Health and Educational Facilities Authority, (Connecticut Children's Medical Center), 5.25%, 7/15/48	1,860	1,920,580
Crawford County Hospital Authority, PA, (Meadville Medical Center):
6.00%, 6/1/36	2,660	2,685,797
6.00%, 6/1/51	4,715	4,718,798
Darke County, OH, (Wayne HealthCare), 4.00%, 9/1/45	3,455	2,765,170
Fairfax County Industrial Development Authority, VA, (Inova Health System):
4.00%, 5/15/48	395	362,297
4.125%, 5/15/54	2,385	2,128,369
Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/28	1,670	1,675,331
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center):
4.00%, 11/1/29	505	485,747
4.00%, 11/1/30	1,605	1,529,483
5.00%, 11/1/26	1,375	1,381,428
5.00%, 11/1/27	1,440	1,447,034
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Lancaster County Hospital Authority, PA, (Penn State Health), 5.00%, 11/1/41	$1,950	$ 1,962,288
Maricopa County Industrial Development Authority, AZ, (Banner Health):
4.00%, 1/1/44	1,220	1,118,801
4.00%, 1/1/48	2,865	2,546,452
Michigan Finance Authority, (Henry Ford Health System), 4.00%, 11/15/46	2,000	1,731,893
Michigan Finance Authority, (McLaren Health Care), 4.00%, 2/15/47	6,165	5,544,839
Michigan Finance Authority, (Trinity Health Credit Group), 4.00%, 12/1/49	3,000	2,589,358
Missouri Health and Educational Facilities Authority, (Mercy Health):
4.00%, 11/15/47	3,100	2,689,519
4.00%, 11/15/49	2,650	2,249,444
Nassau County Local Economic Assistance Corp., NY, (Catholic Health Services of Long Island), 5.00%, 7/1/29	1,000	1,000,447
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 5.00%, 7/1/27	470	472,944
New York Dormitory Authority, (Montefiore Medical Center), 5.25%, 11/1/39	1,125	1,184,898
Oroville, CA, (Oroville Hospital):
5.00%, 4/1/31	1,705	1,412,324
5.25%, 4/1/34	1,700	1,386,068
South Carolina Jobs-Economic Development Authority, (Beaufort Memorial Hospital & South of Broad Healthcare):
5.00%, 11/15/32	450	463,653
5.00%, 11/15/33	400	409,943
5.00%, 11/15/35	375	381,186
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/28	1,550	1,558,063
Spartanburg Regional Health Services District, Inc., SC, 4.00%, 4/15/43	3,110	2,792,215
Virginia Small Business Financing Authority, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/49	1,220	1,061,473
Virginia Small Business Financing Authority, (Sentara Healthcare), 4.00%, 11/1/36	1,935	1,899,729
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group):
4.00%, 11/15/46	3,320	2,868,863
Prerefunded to 5/15/26, 4.00%, 11/15/46	3,220	3,243,819
		$ 63,788,944

Eaton Vance
Municipal Opportunities Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing — 9.9%
Alabama Housing Finance Authority, SFMR, (FHLMC), (FNMA), (GNMA), 4.45%, 10/1/44	$1,815	$ 1,785,091
Alaska Housing Finance Corp., 4.65%, 6/1/51	1,445	1,443,570
California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/37	1,825	1,874,050
Connecticut Housing Finance Authority, Social Bonds, 3.00%, 11/15/38	1,230	1,034,369
Connecticut Housing Finance Authority, (Housing Mortgage Finance):
0.75%, 11/15/27	1,125	1,025,042
1.10%, 11/15/29	3,815	3,270,140
Delaware State Housing Authority, (FHLMC), (FNMA), (GNMA), 4.45%, 7/1/44	200	195,603
Douglas County Housing Authority, GA, (Astoria at Crystal Lake), (FNMA), 4.375%, 4/1/43	2,925	2,880,543
Georgia Housing and Finance Authority, 2.40%, 12/1/41	2,120	1,537,107
Louisiana Housing Corp., SFMR, (FHLMC), (FNMA), (GNMA), 4.50%, 12/1/45	3,510	3,460,543
Maine Housing Authority, Social Bonds, 4.55%, 11/15/44	1,200	1,190,209
Maricopa County and Phoenix Industrial Development Authorities, AZ:
(FHLMC), (FNMA), (GNMA), 4.625%, 9/1/44	1,365	1,357,472
(FHLMC), (FNMA), (GNMA), 4.65%, 9/1/44	1,040	1,038,423
Maryland Community Development Administration, (Villages At Marley Station), Sustainability Bonds, (FNMA), 4.35%, 2/1/44	2,000	1,947,227
Maryland Department of Housing and Community Development Administration:
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.55%, 9/1/44	285	282,757
Sustainability Bonds, 4.45%, 7/1/44	3,500	3,483,975
Michigan Housing Development Authority, SFMR:
Social Bonds, 4.35%, 12/1/44	2,000	1,989,332
Social Bonds, 4.45%, 12/1/49	800	774,544
Social Bonds, 4.50%, 12/1/40	2,600	2,566,292
Missouri Housing Development Commission, (FHLMC), (FNMA), (GNMA), 2.55%, 11/1/40	1,500	1,130,005
Nebraska Investment Finance Authority:
Social Bonds, (FHLMC), (FNMA), (GNMA), 2024 Series C, 4.55%, 9/1/44	470	465,507
Social Bonds, (FHLMC), (FNMA), (GNMA), 2024 Series G, 4.55%, 9/1/44	1,965	1,946,217
Social Bonds, (FHLMC), (FNMA), GNMA), 4.70%, 9/1/49	1,915	1,895,339
Nevada Housing Division, (FHLMC), (FNMA), GNMA), 4.65%, 10/1/49	500	493,638
New Mexico Mortgage Finance Authority, (Single Family Mortgage Program), (FHLMC), (FNMA), (GNMA), 3.00%, 7/1/50	1,090	769,106
Security	Principal Amount (000's omitted)	Value
Housing (continued)
New York City Housing Development Corp., NY, Sustainable Development Bonds, 2.85%, 11/1/39	$2,975	$ 2,319,348
North Carolina Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 4.35%, 1/1/44	1,230	1,222,112
North Dakota Housing Finance Agency, Social Bonds, 4.50%, 7/1/43	2,200	2,206,341
Norwalk Housing Authority, CT, (Monterey Village Apartments), (FNMA), 4.40%, 9/1/42	1,770	1,763,693
Pennsylvania Housing Finance Agency, SFMR, Social Bonds, 4.45%, 10/1/44	2,000	1,960,535
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/37	1,235	1,231,236
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/31	355	360,046
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC):
5.00%, 6/1/34	2,560	2,610,649
5.00%, 6/1/39	1,595	1,602,879
South Carolina Housing Finance and Development Authority, 4.60%, 7/1/49	3,800	3,733,984
South Carolina Jobs-Economic Development Authority, (Foothill Affordable Housing Foundation - Paddock Club and Fairways), (FHLMC), 4.00% to 3/1/35 (Put Date), 3/1/62	2,500	2,383,357
Tennessee Housing Development Agency, (Residential Finance Program), Social Bonds, (FHLMC), (FNMA), (GNMA), 4.45%, 7/1/44	175	171,552
Utah Housing Corp., (Promontory Place Apartments), (FNMA), 4.69%, 2/1/45	1,735	1,728,137
Vancouver Housing Authority, WA, (Esther Short), 4.50%, 10/1/42	2,000	1,983,650
Virginia Housing Development Authority, 5.125%, 11/1/43	380	394,686
Wyoming Community Development Authority, (Pershing Pointe Apartments), (FNMA MBS-Secured), 4.25%, 2/1/41	2,835	2,719,677
		$ 68,227,983
Industrial Development Revenue — 4.6%
Houston, TX, (United Airlines, Inc.):
(AMT), 5.00%, 7/15/27	$2,545	$ 2,556,941
(AMT), 5.50%, 7/15/36	3,750	3,816,877
Luzerne County Industrial Development Authority, PA, (Pennsylvania-American Water Co.), (AMT), 2.45% to 12/3/29 (Put Date), 12/1/39	2,750	2,440,621
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(1)	940	936,448

Eaton Vance
Municipal Opportunities Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
National Finance Authority, NH, (Covanta), Green Bonds, (AMT), 3.75% to 7/2/40 (Put Date), 7/1/45(1)	$5,500	$ 4,520,767
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.625%, 11/15/30	215	215,029
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (AMT), 2.45% to 4/1/26 (Put Date), 4/1/59	2,500	2,469,479
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(1)	1,175	1,101,874
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 5.00%, 1/1/34	5,000	5,041,455
(AMT), 6.00%, 4/1/35	1,385	1,512,078
Public Finance Authority, WI, (Celanese Corp.), (AMT), 5.00%, 12/1/25	1,000	1,000,703
Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 1.10% to 6/1/26 (Put Date), 7/1/29	6,500	6,274,850
		$ 31,887,122
Insured - Education — 1.1%
College of Charleston, SC, (AGC), 4.25%, 4/1/45	$4,655	$ 4,488,810
Louisiana Local Government Environmental Facilities and Community Development Authority, (Calcasieu Parish School), (BAM), 4.00%, 12/1/44	2,585	2,287,688
Western Michigan University, (AGC), 5.00%, 11/15/45(5)	760	790,596
		$ 7,567,094
Insured - Electric Utilities — 0.3%
Puerto Rico Electric Power Authority:
(AGC), 5.00%, 7/1/26	$280	$ 279,451
(NPFG), 5.25%, 7/1/25	170	169,822
(NPFG), 5.25%, 7/1/29	1,110	1,082,052
(NPFG), 5.25%, 7/1/30	530	517,899
(NPFG), 5.25%, 7/1/34	100	96,533
		$ 2,145,757
Insured - General Obligations — 4.3%
Arnolds Park, IA, (AGC), 4.75%, 6/1/45(5)	$250	$ 245,845
Bassett Unified School District, CA, (Election of 2020):
(BAM), 5.25%, 8/1/50	1,635	1,752,406
(BAM), 5.25%, 8/1/54	2,270	2,422,834
Bromley Park Metropolitan District No. 3, CO, (AGC), 4.00%, 12/1/44	1,000	890,192
Cameron School District, WI, (BAM), 4.00%, 4/1/44	510	471,321
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Chicago Board of Education, IL:
(NPFG), 0.00%, 12/1/26	$1,580	$ 1,481,789
(NPFG), 0.00%, 12/1/28	1,560	1,342,178
Colfax County School District No. 58, NE, (AGC), 4.25%, 12/15/45	1,630	1,552,673
Fort Bend County Municipal Management District No. 1, TX, (AGC), 3.50%, 9/1/49	810	633,922
Generation Park Management District, TX, (AGC), 3.50%, 9/1/45	4,430	3,579,328
Harris County Municipal Utility District No. 165, TX, (BAM), 3.375%, 3/1/44	2,370	1,933,807
Harris County Municipal Utility District No. 55, TX, (AGC), 3.00%, 2/1/42	1,350	1,066,371
Mount Horeb Area School District, WI, (AGC), 4.00%, 3/1/42	2,285	2,162,007
Mountain View School District, CA, (Election of 2020), (BAM), 5.00%, 8/1/49	1,000	1,058,941
North Platte, NE:
(AGC), 4.00%, 12/15/38(5)	500	487,617
(AGC), 4.375%, 12/15/41(5)	1,000	982,860
Raindance Metropolitan District No. 2, CO:
(BAM), 4.00%, 12/1/44	870	775,478
(BAM), 4.00%, 12/1/49	1,855	1,586,982
St. Clair County School District No. 118, IL, (BAM), 5.50%, 12/1/39(5)	1,525	1,653,422
Stratford, CT, (BAM), 4.00%, 1/1/36	1,185	1,178,406
Waterstone Metropolitan District No. 1, CO:
(AGC), 5.25%, 12/1/40	500	523,063
(AGC), 5.25%, 12/1/45	420	428,789
West Baton Rouge Parish School Board, LA, (AGC), 5.25%, 3/1/45	1,800	1,899,508
		$ 30,109,739
Insured - Hospital — 0.9%
Grand Forks, ND, (Altru Health System), (AGM), 3.00%, 12/1/51	$2,500	$ 1,716,255
Virginia Commonwealth University Health System Authority, (BAM), 4.00%, 7/1/54	4,805	4,411,627
		$ 6,127,882
Insured - Lease Revenue/Certificates of Participation — 0.2%
Missouri Development Finance Board, (City of Independence - Public Safety):
(AGC), 5.00%, 12/1/37(5)	$670	$ 709,612
(AGC), 5.00%, 12/1/38(5)	600	634,483
		$ 1,344,095

Eaton Vance
Municipal Opportunities Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue — 0.8%
Anne Arundel County, MD, (The Village at Two Rivers), (AGC), 4.25%, 7/1/44	$455	$ 428,786
Centerton, AR, Sales and Use Tax Revenue, (AGC), 4.125%, 11/1/49	150	143,353
Sales Tax Securitization Corp., IL, (BAM), 5.00%, 1/1/37	4,000	4,179,511
Sheldon Community School District, IA, (BAM), 5.00%, 6/1/43(5)	600	606,430
		$ 5,358,080
Insured - Transportation — 1.2%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport):
(AGM), (AMT), 4.00%, 1/1/46	$5,000	$ 4,408,314
(AGM), (AMT), 5.25%, 1/1/38	900	953,378
Houston, TX, Airport System Revenue, (AGM), (AMT), 5.00%, 7/1/38	1,000	1,038,925
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	185	185,628
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/32	2,000	1,999,685
		$ 8,585,930
Insured - Water and Sewer — 1.0%
Bennett, CO, Wastewater Revenue:
(AGC), 4.125%, 12/1/49	$2,195	$ 2,048,890
(AGC), 5.00%, 12/1/41	825	877,242
Chisholm Creek Utility Authority, KS, (Cities of Bel Aire and Park City), Water and Wastewater Revenue:
(AGC), 4.00%, 9/1/43	335	306,357
(AGC), 4.00%, 9/1/44	615	559,144
Hot Springs, AR, Wastewater Revenue:
Green Bonds, (BAM), 4.125%, 12/1/45	750	705,145
Green Bonds, (BAM), 4.375%, 12/1/50	1,500	1,425,419
Southwestern Pennsylvania Water Authority, (AGM), 3.00%, 9/15/32	1,000	917,586
		$ 6,839,783
Lease Revenue/Certificates of Participation — 1.4%
Eagle County, CO:
4.375%, 12/1/49	$655	$ 639,188
5.25%, 12/1/44	1,200	1,276,188
Hancock County Redevelopment Authority, IN, 4.125%, 2/15/45	755	692,280
Iredell County, NC, 4.00%, 4/1/44	250	237,883
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Knightdale, NC:
4.00%, 3/1/41	$310	$ 304,967
4.00%, 3/1/43	570	548,005
Oklahoma Development Finance Authority, 4.00%, 6/1/43	3,545	3,290,649
Pennsylvania, 5.00%, 7/1/43	2,160	2,187,838
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/29	700	700,950
		$ 9,877,948
Other Revenue — 4.1%
Black Belt Energy Gas District, AL:
3.99%, (SIFMA + 0.37%), 10/1/26 (Put Date), 10/1/49(2)	$5,000	$ 4,895,989
5.50% to 2/1/29 (Put Date), 6/1/49	2,500	2,615,416
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 5.00% to 12/1/32 (Put Date), 1/1/55	4,930	5,087,606
California Infrastructure and Economic Development Bank, (Los Angeles County Museum of Art), 4.32%, (SIFMA + 0.70%), 6/1/26 (Put Date), 12/1/50(2)	2,300	2,292,644
Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.00%, 12/1/28	720	729,518
Kalispel Tribe of Indians, WA:
Series A, 5.00%, 1/1/32(1)	1,455	1,476,777
Series B, 5.00%, 1/1/32(1)	1,000	1,014,967
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 12/1/30 (Put Date), 5/1/54	2,000	2,075,018
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	1,775	1,779,526
Public Finance Authority, WI, (Inperium, Inc.), 5.00%, 12/1/34(1)	1,750	1,757,039
Southeast Energy Authority, AL:
5.00% to 2/1/31 (Put Date), 5/1/55	1,250	1,309,172
5.00% to 6/1/35 (Put Date), 1/1/56	500	512,838
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 3.756%, (67% of 3 mo. SOFR + 0.70%), 12/15/26(2)	1,675	1,672,716
Texas Municipal Gas Acquisition and Supply Corp. II, Gas Supply Revenue, 3.70%, (66% of 3 mo. SOFR + 0.863%), 9/15/27(2)	1,020	1,020,217
		$ 28,239,443
Senior Living/Life Care — 8.5%
Arizona Industrial Development Authority, AZ, (Mirabella at ASU), 5.35% to 1/1/27 (Put Date), 10/1/28(1)	$2,525	$ 2,363,208
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.):
5.00%, 11/15/26	1,730	1,737,071

Eaton Vance
Municipal Opportunities Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.): (continued)
5.00%, 11/15/27	$1,320	$ 1,325,479
Centerville, OH, (Graceworks Lutheran Services):
5.00%, 11/1/26	770	769,024
5.00%, 11/1/27	325	324,280
Clackamas County Hospital Facility Authority, OR, (Rose Villa):
5.00%, 11/15/28	300	302,248
5.00%, 11/15/29	315	317,312
5.00%, 11/15/30	330	332,367
5.375%, 11/15/55	300	280,741
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/29	600	590,645
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community):
5.00%, 5/15/25	300	299,954
5.00%, 5/15/26	350	350,865
5.00%, 5/15/27	400	402,434
District of Columbia, (Ingleside at Rock Creek), 4.125%, 7/1/27	530	526,514
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.):
5.00%, 12/1/30	500	500,004
5.00%, 12/1/39	370	348,655
Glendale Industrial Development Authority, AZ, (Terraces of Phoenix), 4.00%, 7/1/28	180	174,687
Howard County, MD, (Vantage House):
5.00%, 4/1/26	345	344,233
5.00%, 4/1/36	2,035	1,951,025
Illinois Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/27	370	370,054
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 4.32%, (SIFMA + 0.70%), 5/1/26 (Put Date), 5/1/42(2)	1,090	1,081,443
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/25	650	649,154
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/28(1)	990	1,025,528
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 4.00%, 2/1/35	310	293,176
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.):
4.00%, 12/1/30	200	197,915
4.00%, 12/1/31	150	147,903
4.00%, 12/1/32	200	195,849
4.00%, 12/1/33	100	97,186
4.00%, 12/1/34	200	192,648
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.): (continued)
4.00%, 12/1/35	$350	$ 334,634
4.00%, 12/1/36	350	331,021
4.00%, 12/1/38	400	371,119
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/33	1,890	1,860,770
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(1)	920	878,738
5.75%, 7/1/54(1)	1,725	1,610,051
New Hope Cultural Education Facilities Finance Corp., TX, (Bella Vida Forefront Living), 5.25%, 10/1/30	1,280	1,266,935
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village):
5.00%, 1/1/26	1,040	1,041,188
5.00%, 1/1/27	1,095	1,101,205
5.00%, 1/1/29	1,205	1,211,723
5.00%, 1/1/30	630	633,465
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group):
5.00%, 7/1/30	430	430,901
5.00%, 7/1/33	285	283,685
5.00%, 7/1/34	195	192,722
5.00%, 7/1/39	2,450	2,347,733
5.00%, 7/1/49	3,020	2,668,246
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge), 4.00%, 1/1/29	1,090	1,057,585
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.):
5.00%, 5/15/28	255	255,034
5.00%, 5/15/30	300	300,036
5.00%, 5/15/31	775	784,799
5.00%, 5/15/32	650	657,733
Public Finance Authority, WI, (Penick Village), 5.00%, 9/1/39(1)	1,540	1,490,248
Santa Fe, NM, (El Castillo Retirement Residences):
5.00%, 5/15/34	1,195	1,208,902
5.00%, 5/15/39	480	472,346
South Carolina Jobs-Economic Development Authority, (Bishop Gadsden Episcopal Retirement Community), 4.00%, 4/1/34	600	583,310
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes):
5.00%, 4/1/28	1,675	1,687,565
5.00%, 4/1/29	1,000	1,007,631

Eaton Vance
Municipal Opportunities Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
St. Louis County Industrial Development Authority, MO, (Friendship Village of St. Louis Obligated Group), 5.00%, 9/1/27	$1,930	$ 1,961,295
St. Louis County Industrial Development Authority, MO, (St. Andrew's Resources for Seniors Obligated Group), 5.00%, 12/1/25	215	214,098
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), 5.00%, 12/1/29	500	507,776
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.875%, 11/15/55	4,650	4,019,334
Tulsa County Industrial Authority, OK, (Montereau, Inc.):
5.00%, 11/15/28	540	543,918
5.00%, 11/15/29	400	403,508
Vermont Economic Development Authority, (Wake Robin Corp.):
5.00%, 5/1/25	745	745,000
5.00%, 5/1/26	585	586,078
Virginia Beach Development Authority, VA, (Westminster-Canterbury on Chesapeake Bay), 6.25%, 9/1/30	2,000	2,012,347
Washington Housing Finance Commission, (Bayview Manor Homes):
4.00%, 7/1/26(1)	415	412,047
5.00%, 7/1/31(1)	985	988,111
Washington Housing Finance Commission, (Judson Park), 4.00%, 7/1/28(1)	190	184,392
Washington Housing Finance Commission, (Transforming Age):
5.00%, 1/1/27(1)	840	843,289
5.00%, 1/1/28(1)	445	447,604
5.00%, 1/1/29(1)	460	463,118
5.00%, 1/1/34(1)	500	499,291
5.00%, 1/1/39(1)	750	724,110
		$ 59,116,243
Special Tax Revenue — 2.3%
Baltimore, MD, (Harbor Point):
3.45%, 6/1/35(1)	$310	$ 280,800
3.50%, 6/1/39(1)	650	560,238
Bullhead City, AZ, Excise Taxes Revenue:
2.10%, 7/1/36	585	453,410
2.55%, 7/1/46	1,265	837,063
Hamilton County & Chattanooga Sports Authority, TN, (Stadium Project), 6.00%, 12/1/55	1,675	1,878,864
Juban Crossing Economic Development District, LA, (Drainage Projects), 4.25%, 9/15/44	1,735	1,590,826
Juban Crossing Economic Development District, LA, (General Infrastructure Projects), 5.00%, 9/15/49	1,960	1,947,055
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Louisiana Local Government Environmental Facilities and Community Development Authority, (City of Slidell):
4.125%, 12/1/49	$85	$ 74,925
4.25%, 12/1/54	825	725,610
Maryland Department of Transportation, 2.50%, 10/1/33	1,700	1,496,262
Mida Mountain Village Public Infrastructure District, UT, 5.50%, 6/15/39(1)	2,000	1,974,664
Omaha, NE, Riverfront Redevelopment Special Tax Revenue, 4.00%, 4/15/54	1,875	1,710,784
Oxford City Board of Education, AL, 4.00%, 5/1/50	1,480	1,314,618
South Village Community Development District, FL:
2.75%, 5/1/25	95	95,000
3.25%, 5/1/27	95	93,628
4.35%, 5/1/26	60	60,042
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	645	615,842
		$ 15,709,631
Student Loan — 0.5%
Connecticut Higher Education Supplemental Loan Authority, (AMT), 4.125%, 11/15/40	$4,010	$ 3,749,463
		$ 3,749,463
Transportation — 10.0%
Bay Area Toll Authority, CA, (San Francisco Bay Area), Toll Bridge Revenue, 4.07%, (SIFMA + 0.45%), 4/1/26 (Put Date), 4/1/56(2)	$3,200	$ 3,171,207
California Infrastructure and Economic Development Bank, (Brightline West Passenger Rail), Green Bonds, (AMT), 9.50% to 1/1/35 (Put Date), 1/1/65(1)	4,000	3,863,184
Chicago, IL, (O'Hare International Airport), (AMT), 5.00%, 1/1/39	4,000	4,153,027
Colorado Bridge Enterprise, (Central 70 Project), (AMT), 4.00%, 12/31/28	2,760	2,751,410
Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/41	2,000	2,077,366
Indianapolis Local Public Improvement Bond Bank, IN, (Indianapolis Airport Authority), (AMT), 5.00%, 1/1/31	2,385	2,525,442
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
(AMT), 5.00%, 5/15/36	3,080	3,155,679
(AMT), 5.00%, 5/15/45	4,925	4,927,667
Memphis-Shelby County Airport Authority, TN, (AMT), 5.00%, 7/1/35	1,995	2,032,477
Metropolitan Washington Airports Authority, D.C.:
(AMT), 5.00%, 10/1/38	1,600	1,655,627
(AMT), 5.00%, 10/1/42	5,000	5,025,309
Oklahoma Turnpike Authority, 5.50%, 1/1/53	4,165	4,402,940

Eaton Vance
Municipal Opportunities Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 7/1/42	$2,990	$ 2,990,163
Port of Seattle, WA:
(AMT), 4.00%, 5/1/43	5,000	4,436,338
(AMT), 5.00%, 5/1/37	2,100	2,107,167
(AMT), 5.00%, 5/1/37	3,000	3,010,238
Salt Lake City, UT, (Salt Lake City International Airport), (AMT), 5.00%, 7/1/47	2,090	2,090,185
San Diego County Regional Airport Authority, CA, (San Diego International Airport), (AMT), 5.25%, 7/1/38	4,500	4,828,059
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/44	5,000	5,012,702
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 5.00%, 12/31/34	3,000	3,129,968
Triborough Bridge and Tunnel Authority, NY, (LOC: TD Bank, N.A.), 2.50%, 1/1/32(4)	1,900	1,900,000
		$ 69,246,155
Water and Sewer — 4.9%
Arkansas Development Finance Authority:
5.00%, 6/1/42	$1,500	$ 1,616,450
5.00%, 6/1/43	1,000	1,070,105
5.00%, 6/1/44	1,000	1,064,395
Beaufort-Jasper Water and Sewer Authority, SC, 4.00%, 3/1/47	2,310	2,116,546
Corpus Christi, TX, Utility System Revenue, 4.00%, 7/15/48	3,930	3,639,378
Gainesville, GA, Water and Sewerage Revenue:
5.00%, 11/15/43	1,500	1,604,206
5.00%, 11/15/45	590	623,175
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
5.00%, 6/15/43	4,000	4,219,822
5.25%, 6/15/47	2,835	3,000,970
San Antonio, TX, Water System Revenue, (SPA: Truist Bank), 2.55%, 5/1/54(4)	7,550	7,550,000
Sumner, WA, Water and Sewer Revenue:
5.00%, 12/1/37	235	257,946
5.00%, 12/1/38	250	273,698
5.00%, 12/1/39	260	282,940
5.00%, 12/1/40	270	291,509
5.00%, 12/1/41	300	320,815
5.00%, 12/1/42	215	227,853
5.00%, 12/1/43	215	226,087
5.00%, 12/1/44	150	156,896
5.00%, 12/1/45	300	312,640
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Sumner, WA, Water and Sewer Revenue: (continued)
5.00%, 12/1/49	$1,700	$ 1,760,280
Texas Water Development Board, 5.00%, 8/1/41	2,000	2,156,157
Walton County Water and Sewerage Authority, GA, 5.00%, 2/1/53	1,300	1,336,704
		$ 34,108,572
Total Tax-Exempt Municipal Obligations (identified cost $659,252,946)		$645,222,684

Taxable Municipal Obligations — 6.5%
Security	Principal Amount (000's omitted)	Value
Education — 0.8%
Maricopa County Industrial Development Authority, AZ, (Grand Canyon University), 7.375%, 10/1/29(1)	$1,000	$ 1,039,160
University of California:
3.349%, 7/1/29	1,150	1,118,167
4.40%, 7/1/41(3)	3,600	3,600,000
		$ 5,757,327
General Obligations — 2.3%
Atlantic City, NJ, 7.00%, 3/1/28	$1,390	$ 1,458,106
California:
7.50%, 4/1/34(6)	2,310	2,686,797
7.55%, 4/1/39(6)	2,725	3,295,101
Chicago, IL:
7.375%, 1/1/33	2,899	3,164,567
7.781%, 1/1/35	2,590	2,908,852
Larkspur-Corte Madera School District, CA, (Election of 2011 and 2014), 2.002%, 8/1/33	650	536,587
Marin Community College District, CA, 2.14%, 8/1/34	1,500	1,226,921
Mattawan Consolidated School, MI, 1.966%, 5/1/32	1,100	927,911
		$ 16,204,842
Hospital — 0.2%
California Infrastructure and Economic Development Bank, (Adventist Health Energy), 5.929%, 7/1/34	$1,000	$ 1,013,438
		$ 1,013,438
Insured - General Obligations — 0.2%
Altoona Area School District, PA, (BAM), 2.288%, 12/1/34	$750	$ 604,097

Eaton Vance
Municipal Opportunities Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Effingham County Industrial Development Authority, GA, (BAM), 6.00%, 4/1/48	$1,000	$ 1,004,206
		$ 1,608,303
Insured - Special Tax Revenue — 0.5%
Bexar County, TX, Venue Project Revenue, (AGM), 2.434%, 8/15/33	$1,505	$ 1,269,845
Rio Elementary School District Community Facilities District No. 1, CA, (BAM), 2.457%, 9/1/32	1,500	1,271,902
Successor Agency to San Bernardino County Redevelopment Agency, CA:
(AGM), 3.75%, 9/1/25	500	498,634
(AGM), 4.00%, 9/1/26	500	496,885
		$ 3,537,266
Insured - Transportation — 0.2%
Alameda Corridor Transportation Authority, CA, (AGM), 0.00%, 10/1/38	$2,500	$ 1,148,390
		$ 1,148,390
Special Tax Revenue — 1.1%
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 4.726%, 7/1/27	$1,975	$ 2,012,067
Massachusetts School Building Authority, Social Bonds, 1.753%, 8/15/30	2,000	1,799,391
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands), 5.25%, 3/1/31	335	333,796
Oneida Indian Nation of New York, NY, 7.25%, 9/1/34(1)	3,500	3,515,017
		$ 7,660,271
Water and Sewer — 1.2%
Metropolitan Water District of Southern California, (SPA: TD Bank, N.A.), 4.40%, 7/1/37(3)	$8,200	$ 8,200,000
		$ 8,200,000
Total Taxable Municipal Obligations (identified cost $45,358,351)		$ 45,129,837

U.S. Treasury Obligations — 0.8%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes, 5.00%, 8/31/25	$5,500	$ 5,510,981
Total U.S. Treasury Obligations (identified cost $5,500,856)		$ 5,510,981
Total Investments — 100.6% (identified cost $710,551,908)		$696,303,148
Other Assets, Less Liabilities — (0.6)%		$ (3,947,541)
Net Assets — 100.0%		$692,355,607
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2025, the aggregate value of these securities is $43,125,630 or 6.2% of the Fund's net assets.
(2)	Floating rate security. The stated interest rate represents the rate in effect at April 30, 2025.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at April 30, 2025.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at April 30, 2025.
(5)	When-issued security.
(6)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
At April 30, 2025, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
California	17.1%
Others, representing less than 10% individually	82.7%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2025, 10.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.7% to 4.2% of total investments.

Eaton Vance
Municipal Opportunities Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit

MBS	– Mortgage-Backed Security
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at April 30, 2025.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Mortgage-Backed Securities	$ —	$ 439,646	$ —	$ 439,646
Tax-Exempt Municipal Obligations	—	645,222,684	—	645,222,684
Taxable Municipal Obligations	—	45,129,837	—	45,129,837
U.S. Treasury Obligations	—	5,510,981	—	5,510,981
Total Investments	$ —	$696,303,148	$ —	$696,303,148
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.